Capital management	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Capital Management
Capital management

25. Capital management

The Company considers its capital to be its shareholders’ equity.

As of August 31, 2022, the Company had shareholders’ equity before non-controlling interests of $15,702,398 (2021 – $15,161,438). The Company’s objective when managing its capital is to seek continuous improvement in the return to its shareholders while maintaining a moderate to high tolerance for risk. The objective is achieved by prudently managing the capital generated through internal growth and profitability, through the use of lower cost capital, including raising share capital or debt when required to fund opportunities as they arise.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The Company may also return capital to shareholders through the repurchase of shares, pay dividends or reduce debt where it determines any of these to be an effective method of achieving the above objective. The Company does not use ratios in the management of its capital. There have been no changes to management’s approach to managing its capital during the years ended August 31, 2022, and 2021.

25. Capital management

The Company considers its capital to be its shareholders’ equity.

As of August 31, 2021, the Company had shareholders’ equity before non-controlling interests of $15,161,438 (2020 – $(10,276,463)). The Company’s objective when managing its capital is to seek continuous improvement in the return to its shareholders while maintaining a moderate to high tolerance for risk. The objective is achieved by prudently managing the capital generated through internal growth and profitability, through the use of lower cost capital, including raising share capital or debt when required to fund opportunities as they arise.

The Company may also return capital to shareholders through the repurchase of shares, pay dividends or reduce debt where it determines any of these to be an effective method of achieving the above objective. The Company does not use ratios in the management of its capital. There have been no changes to management’s approach to managing its capital during the years ended August 31, 2021, and 2020.